RELATED PARTY LOANS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning	$ 9,802,697
Borrowings	1,368,422
OID	1,368,422
Repayments	(791,077)
Balance at end	11,748,464	$ 9,802,697
Conversion to common stock	(11,748,464)
NEONC TECHNOLOGIES HOLDINGS, INC.
Balance at beginning	9,802,697
Borrowings	1,368,422	5,968,987
OID	1,368,422	5,968,987
Repayments	(791,077)	(2,135,277)
Balance at end	11,748,464	9,802,697
Conversion to common stock	(11,748,464)
Principal outstanding		9,802,697
Bridge loan	$ 6,555,457	9,802,697
Less: Unrecognized OID		(3,247,240)
Bridge loan		$ 6,555,457